Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Shareholders' Equity
Dividend declared per share	$ 0.44	$ 0.38	$ 0.88	$ 0.76
Cash dividends	$ 80.6	$ 67.0	$ 161.1	$ 137.2
DRIP dividends	3.4	5.9	7.3	9.1
Dividend paid	$ 84.0	$ 72.9	$ 168.4	$ 146.3